UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23080

The Community Development Fund

(Exact name of registrant as specified in charter)

6255 Chapman Field Drive

Miami, Florida 33156

(Address of principal executive offices) (Zip code)

Kenneth H. Thomas. Ph.D.

Community Development Fund Advisors, LLC

6255 Chapman Field Drive

Miami, Florida 33156

(Name and address of agent for service)

Copy To:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X

[17 CFR §§ 210-12.12-12.14], are attached hereto.

The Community Development Fund	March 31, 2018
(Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 85.1%
FGLMC Multifamily - 12.0%
Pool WN0011, 3.38%, 04/01/2030	$793,456	$785,801
Pool WA0500, 3.48%, 03/01/2047	2,583,964	2,516,048
Pool WA3207, 3.60%, 04/01/2030	2,273,423	2,325,708

		5,627,557

FGLMC Single Family - 4.2%
Pool Q41874, 3.00%, 07/01/2046	2,013,396	1,966,996

FNMA Multifamily - 14.8%
Pool AM0126, 2.68%, 08/01/2022	1,557,712	1,545,659
Pool AN6185, 2.93%, 07/01/2024	1,330,000	1,326,703
Pool AS7653, 3.00%, 07/01/2046	1,567,745	1,531,074
Pool AN5657, 3.30%, 07/01/2032	386,095	385,756
Pool AM5986, 3.44%, 06/01/2026	1,100,000	1,124,754
Pool 469683, 3.54%, 11/01/2021	402,597	411,594
Pool AM5197, 4.20%, 01/01/2030	557,002	592,978

		6,918,518

FNMA Single Family - 38.6%
Pool AS7484, 3.00%, 06/01/2046	980,716	959,203
Pool BC0962, 3.00%, 06/01/2046	1,967,315	1,921,050
Pool AS7476, 3.00%, 07/01/2046	1,031,061	1,006,850
Pool AS7647, 3.00%, 07/01/2046	1,007,671	983,676
Pool AS8262, 3.00%, 10/01/2046	1,009,507	985,772
Pool BC4723, 3.00%, 10/01/2046	1,732,499	1,691,306
Pool AS8465, 3.00%, 12/01/2046	985,113	961,923
Pool AS8734, 3.50%, 01/01/2047	1,071,721	1,075,191
Pool AS8771, 3.50%, 02/01/2047	886,218	890,513
Pool AS9369, 3.50%, 03/01/2047	1,013,666	1,018,733
Pool AS9360, 3.50%, 04/01/2047	1,846,136	1,852,115
Pool CA0819, 3.50%, 11/01/2047	996,556	999,686
Pool CA1158, 3.50%, 02/01/2048	1,273,042	1,287,243
Pool TBA, 4.50%, 04/14/2033	2,310,000	2,418,777

		18,052,038

GNMA Multifamily - 4.6%
Pool 2017-135, 2.60%, 08/16/2058	992,802	952,470
Pool 2017-74, 2.60%, 09/16/2058	1,262,008	1,202,003

		2,154,473

GNMA Single Family - 10.9%
Pool G2 AT5238, 3.00%, 06/20/2046	1,023,724	1,007,844
Pool G2 AU1724, 3.00%, 06/20/2046	902,061	888,187
Pool G2 AU1835, 3.00%, 08/20/2046	824,233	811,494
Pool G2 AS5883, 3.50%, 06/20/2046	1,104,007	1,116,181
Pool G2 AU1762, 3.50%, 07/20/2046	1,276,353	1,289,700

		5,113,406

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $41,428,977)		39,832,988

MORTGAGE-BACKED SECURITIES - 6.3%
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022	997,456	985,804
2.94%, 09/25/2027 (a)	997,758	978,478
2.96%, 10/25/2027 (a)	997,081	971,752

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,005,551)		2,936,034

The Community Development Fund	March 31, 2018
(Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount/Shares	Market Value

MUNICIPAL BONDS - 4.4%
Massachusetts - 2.4%
Massachusetts State, Housing Finance Agency, RB
2.35%, 06/01/2020	$1,000,000	$992,890
2.60%, 12/01/2039 (b)	120,000	119,772

		1,112,662

New York - 2.0%
New York City, Housing Development Authority, RB
2.20%, 05/01/2020	750,000	743,198
2.35%, 11/01/2020	175,000	173,479

		916,677

TOTAL MUNICIPAL BONDS (COST $2,045,000)		2,029,339

ASSET-BACKED SECURITY - 2.1%
United States Small Business Administration
3.20%, 03/01/2038	1,000,000	996,861

TOTAL ASSET-BACKED SECURITY (COST $1,000,000)		996,861

U.S. TREASURY OBLIGATION - 4.4%
United States Treasury Bills
1.64%, 04/12/2018 *	2,055,000	2,054,066

TOTAL U.S. TREASURY OBLIGATION (COST $2,053,969)		2,054,066

SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
Fidelity Institutional Government Portfolio, Class I, 1.49% (c)	286,582	286,582

TOTAL SHORT-TERM INVESTMENT (COST $286,582)		286,582

TOTAL INVESTMENTS (COST $49,820,079) - 102.9%		48,135,870

OTHER ASSETS AND LIABILITIES - (2.9)%		(1,341,779)

NET ASSETS - 100.0%		46,794,091

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	(22)	Jun-2018	$(2,646,461)	$(2,665,094)	$(18,633)
U.S. 5-Year Treasury Note	(43)	Jun-2018	(4,910,966)	(4,921,820)	(10,854)
U.S. Long Treasury Bond	(11)	Jun-2018	(1,580,191)	(1,612,875)	(32,684)
Ultra 10-Year U.S. Treasury Note	(24)	Jun-2018	(3,079,440)	(3,116,625)	(37,185)

			$(12,217,058)	$(12,316,414)	$(99,356)

*	Zero Coupon Security - Rate shown is the effective yield at the time of purchase.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(c)	Rate shown is the 7-day effective yield as of March 31, 2018.

The Community Development Fund	March 31, 2018
(Unaudited)
SCHEDULE OF INVESTMENTS

FGLMC — Federal Government Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

RB — Revenue Bond

TBA — To Be Announced

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$39,832,988	$—	$39,832,988
Mortgage-Backed Securities	—	2,936,034	—	2,936,034
Municipal Bonds	—	2,029,339	—	2,029,339
Asset-Backed Security	—	996,861	—	996,861
U.S. Treasury Obligation	—	2,054,066	—	2,054,066
Short-Term Investment	286,582	—	—	286,582

Total Investments in Securities	$286,582	$47,849,288	$—	$48,135,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$(99,356)	$—	$—	$(99,356)

Total Other Financial Instruments	$(99,356)	$—	$—	$(99,356)

†	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: May 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer & CFO

Date: May 29, 2018